Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 - INTANGIBLE ASSETS:

The Identifiable intangible assets were recorded as follows (U.S. dollars in thousands):

	Useful Life (in Years)	Gross carrying amount as of the business combination date	Accumulated amortization for the period	Net carrying amount as of June 30, 2024
Core technology	5.58	4,653	69	4,584
Customer relationships	5.58	597	9	588
Total Intangible assets		5,250	78	5,172

Amortization of intangible assets for each of the next five years and thereafter is expected to be as follows:

Remainder of 2024	470
2025	941
2026	941
2027	941
2028 and thenafter	1,879
Total	5,172